Derivative instruments and hedging activities (Narrative) (Details) $ in Thousands, € in Millions, ₪ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 EUR (€)	Jun. 30, 2015 ILS (₪)	Dec. 31, 2014 USD ($)
Derivatives, Fair Value [Line Items]
Gains (loss) on derivative instrument	$ (600)	$ 1,200	$ 3,600	$ 200
Foreign Exchange Contract [Member] | Other current assets [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	14,237		14,237				$ 45,000
Liability derivatives - Notional amount	57,500		57,500		€ 52.5
Foreign Exchange Contract [Member] | Accrued expenses and other current liabilities [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	$ 20,683		$ 20,683
Liability derivatives - Notional amount							$ 38,426
Foreign Exchange Contract [Member] | Accrued expenses and other current liabilities [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	$ 13,900		$ 13,900			₪ 51.7
Liability derivatives - Notional amount	$ 57,220		$ 57,220				$ 18,424